UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 7.8%
10,316	Coach, Inc. (a)	$487,637
5,300	McDonald's Corp.	288,691
6,146	McGraw-Hill Cos., Inc.	312,893
46,080	Time Warner, Inc.	846,029
36,950	Walt Disney Co./The (b)	1,270,711
29,580	Yum! Brands, Inc.	1,000,691
		4,206,652
Consumer Staples - 17.0%
4,660	Altria Group, Inc.	324,010
16,740	Colgate-Palmolive Co.	1,193,897
28,000	CVS Caremark Corp.	1,109,640
38,790	General Mills, Inc.	2,250,208
14,500	Kellogg Co.	812,000
11,000	Kimberly-Clark Corp.	772,860
8,840	PepsiCo, Inc.	647,618
43,400	Walgreen Co.	2,050,216
		9,160,449
Energy - 15.4%
1,420	Anadarko Petroleum Corp.	76,325
941	Baker Hughes, Inc. (b)	85,038
24,400	Chesapeake Energy Corp. (b)	860,344
14,430	Chevron Corp. (b)	1,350,359
25,600	Exxon Mobil Corp. (b)	2,369,536
18,190	Hess Corp. (b)	1,210,181
12,300	Marathon Oil Corp.	701,346
13,140	Valero Energy Corp.	882,745
12,500	XTO Energy, Inc.	773,000
		8,308,874
Financials - 6.4%
33,800	Aflac, Inc.	1,927,952
2,970	American Express Co. (b)	176,329
22,640	Charles Schwab Corp./The	489,024
900	Metlife, Inc. (b)	62,757
16,000	Moody's Corp. (b)	806,400
		3,462,462
Health Care - 5.5%
4,300	Baxter International Inc.	242,004
5,210	Coventry Health Care, Inc. (a)	324,114
6,550	Humana Inc. (a)	457,714
4,500	Laboratory Corp. of America Holdings (a)(b)	352,035
50,900	Schering-Plough Corp.	1,609,967
		2,985,834
Industrials - 18.2%
9,122	Danaher Corp. (b)	754,481
25,280	General Dynamics Corp.	2,135,401
46,770	General Electric Co.	1,936,278
36,040	Illinois Tool Works Inc.	2,149,426
14,600	ITT Corp. (b)	991,778
988	PACCAR, Inc.	84,227
Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Industrials - 18.2% (continued)
21,600	United Technologies Corp.	$1,738,368
		9,789,959
Information Technology - 25.2%
4,000	Apple Inc. (a)	614,160
79,617	Cisco Systems, Inc. (a)(b)	2,636,119
74,350	Dell Inc. (a)(b)	2,052,060
24,960	eBay, Inc. (a)(b)	973,939
57,000	EMC Corp. (a)(b)	1,185,600
10,801	International Business Machines Corp. (IBM) (b)	1,272,358
18,200	Microsoft Corp.	536,172
37,700	Network Appliance, Inc. (a)(b)	1,014,507
16,800	Nvidia Corp. (a)	608,832
66,332	Oracle Corp. (a)	1,436,088
2,800	QUALCOMM Inc.	118,328
57,918	Symantec Corp. (a)(b)	1,122,451
		13,570,614
Materials - 4.5%
19,700	Alcoa Inc.	770,664
19,990	Praxair, Inc.	1,674,362
		2,445,026
TOTAL COMMON STOCKS (Cost $46,540,705)		53,929,870
SHORT TERM INVESTMENT - 0.2%
Money Market Investment - 0.2%
77,913	First American Prime Obligations Fund	77,913
TOTAL SHORT TERM INVESTMENT (Cost $77,913)		77,913

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 31.5%
Commercial Paper - 6.5%
$ 827,519	Bank of Scotland, 5.100%, 10/31/07	827,486
902,504	KKR Atlantic Funding Trust, 5.755%, 10/15/07	897,680
620,639	RAMS Funding LLC, 5.379%, 02/11/08	620,639
750,098	RAMS Funding LLC, 5.386%, 02/11/08	750,045
413,759	Societe Generale, 4.850%, 10/01/07	413,586
		3,509,436
Repurchase Agreements - 23.8%
2,068,797	Credit Suisse, 5.340%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Credit Suisse Mortgage Capital & Credit Suisse
	First Boston Mortgage Securities Corp. Collateralized Mortgage Obligations,
	valued at $2,172,705. Repurchase proceeds are $2,069,718.)	2,068,797
2,068,797	Lehman Brothers, 5.400%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by various corporate bonds,
	valued at $2,275,866. Repurchase proceeds are $2,069,728.)	2,068,797
4,758,233	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $4,855,652.
	Repurchase proceeds are $4,760,295.)	4,758,233
Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Principal Amount		Value
Repurchase Agreements - 23.8% (continued)
$ 831,409	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Fannie Mae Collateralized
	Mortgage Obligations, valued at $848,429.
	Repurchase proceeds are $831,769.)	$831,409
3,103,196	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $3,177,341.
	Repurchase proceeds are $3,104,540.)	3,103,196
		12,830,432

Shares
Money Market Investments - 1.2%
28,049	AIM Short-Term Liquid Assets Portfolio - Institutional Class	28,049
11,608	Federated Prime Obligations Fund	11,609
620,639	The Reserve Primary Fund	620,639
		660,297
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $17,004,989)		17,000,165

Total Investments (Cost $63,623,607) - 131.7%		71,007,948
Liabilities in Excess of Other Assets - (31.7)%		(17,087,361)
TOTAL NET ASSETS - 100.0%		$53,920,587

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2007.

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 4.8%
6,100	Hasbro, Inc. (b)	$170,068
5,118	Limited, Inc. (b)	117,151
37,900	Macys, Inc.	1,224,928
4,522	Nordstrom, Inc. (b)	212,037
55,262	Time Warner, Inc.	1,014,610
1,300	VF Corp.	104,975
3,068	Walt Disney Co./The (b)	105,508
		2,949,277
Consumer Staples - 0.7%
1,900	Altria Group, Inc.	132,107
5,860	CVS Caremark Corp.	232,232
1,314	Kraft Foods Inc.- Class A	45,346
		409,685
Energy - 12.1%
16,372	Chevron Corp. (b)	1,532,092
18,128	ConocoPhillips	1,591,095
2,162	Devon Energy Corp.	179,878
27,784	Marathon Oil Corp.	1,584,244
8,502	Occidental Petroleum Corp. (b)	544,808
9,500	Rowan Companies, Inc. (b)	347,510
22,700	Spectra Energy Corp. (b)	555,696
16,656	Valero Energy Corp.	1,118,950
		7,454,273
Financials - 27.0%
4,814	ACE Ltd.	291,584
7,387	Aflac, Inc.	421,355
10,625	Allstate Corp./The	607,644
28,794	Bank of America Corp.	1,447,474
31,171	Chubb Corp./The	1,672,012
34,739	Citigroup, Inc.	1,621,269
8,200	Genworth Financial, Inc. - Class A	251,986
3,894	Hartford Financial Services Group, Inc. (b)	360,390
20,934	JP Morgan Chase & Co.	959,196
3,208	MBIA, Inc. (b)	195,848
37,539	Metlife, Inc. (b)	2,617,595
2,800	Plum Creek Timber Co., Inc. (b)	125,328
16,232	Progressive Corp./The (b)	315,063
15,500	ProLogis (b)	1,028,425
6,552	Prudential Financial, Inc.	639,344
5,100	SAFECO Corp.	312,222
2,600	Simon Property Group, Inc. (b)	260,000
10,250	Travelers Companies, Inc./The	515,985
11,628	UnumProvident Corp. (b)	284,537
35,845	Wachovia Corp. (b)	1,797,627
23,628	Wells Fargo & Co.	841,629
		16,566,513
Health Care - 2.7%
5,200	AmerisourceBergen Corp.	235,716
10,200	Amgen Inc. (a)(b)	577,014
Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Health Care - 2.7% (continued)
20,667	Covidien Ltd.	$857,680
		1,670,410
Industrials - 20.7%
2,500	3M Co.	233,950
11,400	CSX Corp. (b)	487,122
19,800	Cummins, Inc.	2,532,222
4,391	Deere & Co. (b)	651,712
8,124	General Dynamics Corp.	686,234
55,130	General Electric Co.	2,282,382
3,400	Honeywell International, Inc. (b)	202,198
15,546	Ingersoll-Rand Co., Ltd. - Class A (b)	846,791
7,584	Norfolk Southern Corp.	393,686
10,686	Northrop Grumman Corp.	833,508
21,225	PACCAR, Inc.	1,809,431
8,800	Raytheon Co. (b)	561,616
20,667	Tyco International Ltd (b)	916,375
3,400	United Technologies Corp.	273,632
		12,710,859
Information Technology - 7.5%
24,200	CA Inc.	622,424
17,600	Electronic Data Systems Corp.	384,384
15,000	EMC Corp. (a)(b)	312,000
10,000	Hewlett-Packard Co.	497,900
38,000	Network Appliance, Inc. (a)(b)	1,022,580
183,400	Sun Microsystems, Inc. (a)	1,028,874
20,667	Tyco Electronics Ltd.	732,232
		4,600,394
Materials - 6.3%
5,600	Ashland Inc.	337,176
50,950	Dow Chemical Co./The	2,193,907
5,665	Eastman Chemical Co. (b)	378,025
4,218	Nucor Corp.	250,845
5,600	Rohm & Haas Co. (b)	311,752
4,000	United States Steel Corp.	423,760
		3,895,465
Telecommunication Services - 8.3%
65,522	AT&T, Inc. (b)	2,772,236
53,326	Verizon Communications, Inc.	2,361,275
		5,133,511
Utilities - 9.8%
42,600	American Electric Power Co., Inc.	1,963,008
5,000	Consolidated Edison, Inc. (b)	231,500
20,359	Exelon Corp. (b)	1,534,254
2,400	PG&E Corp.	114,720
7,900	PPL Corp. (b)	365,770
18,800	Sempra Energy	1,092,656
20,200	Southern Co./The (b)	732,856
		6,034,764
TOTAL COMMON STOCKS (Cost $50,804,872)		61,425,151
Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Warrants & Rights - 0.0%
111	Seagate Technology, Inc. Tax Refund Rights (a)	$0
TOTAL WARRANTS & RIGHTS (Cost $0)		0

SHORT TERM INVESTMENT - 0.2%
Money Market Investment - 0.2%
90,439	First American Prime Obligations Fund	90,439
TOTAL SHORT TERM INVESTMENT (Cost $90,439)		90,439

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 33.0%
Commercial Paper - 6.8%
$ 987,689	Bank of Scotland, 5.100%, 10/31/07	987,650
1,077,189	KKR Atlantic Funding Trust, 5.755%, 10/15/07	1,072,884
740,767	RAMS Funding LLC, 5.379%, 02/11/08	740,767
895,283	RAMS Funding LLC, 5.386%, 02/11/08	895,220
493,845	Societe Generale, 4.850%, 10/01/07	493,637
		4,190,158
Repurchase Agreement - 24.9%
2,469,224	Credit Suisse, 5.340%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Credit Suisse Mortgage Capital & Credit Suisse
	First Boston Mortgage Securities Corp. Collateralized Mortgage Obligations,
	valued at $2,593,244. Repurchase proceeds are $2,470,323.)	2,469,224
2,469,224	Lehman Brothers, 5.400%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by various corporate bonds,
	valued at $2,716,372. Repurchase proceeds are $2,470,335.)	2,469,224
5,679,215	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $5,795,489.
	Repurchase proceeds are $5,681,676.)	5,679,215
992,333	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Fannie Mae Collateralized
	Mortgage Obligations, valued at $1,012,646.
	Repurchase proceeds are $992,764.)	992,333
3,703,836	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $3,792,332.
	Repurchase proceeds are $3,705,441.)	3,703,836
		15,313,832

Shares
Money Market Investments - 1.3%
33,477	AIM Short-Term Liquid Assets Portfolio - Institutional Class	33,477
13,856	Federated Prime Obligations Fund	13,856
740,767	The Reserve Primary Fund	740,767
		788,100

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

		Value
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $20,296,395)		$20,292,090

Total Investments (Cost $71,191,706) - 133.1%		81,807,680
Liabilities in Excess of Other Assets - (33.1)%		(20,348,034)
TOTAL NET ASSETS - 100.0%		$61,459,646

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2007.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 5.3%
51,695	American Eagle Outfitters	$1,360,095
16,156	Brinker International, Inc. (b)	443,321
19,389	CarMax, Inc. (a)(b)	394,178
11,971	Chico's FAS, Inc. (a)(b)	168,193
3,955	John Wiley & Sons, Inc. - Class A	177,698
11,597	PetMed Express, Inc. (a)	162,474
13,107	Texas Roadhouse, Inc. - Class A (a)(b)	153,352
		2,859,311
Consumer Staples - 1.8%
12,719	NBTY, Inc. (a)	516,391
7,040	Pepsi Bottling Group, Inc./The (b)	261,677
7,343	TreeHouse Foods, Inc. (a)	198,628
		976,696
Energy - 12.5%
48,521	Encore Acquisition Co. (a)(b)	1,535,690
5,126	Frontier Oil Corp. (b)	213,447
3,338	Newfield Exploration Co. (a)	160,758
23,550	Petroleum Development Corp. (a)	1,044,442
38,247	Pioneer Natural Resources Co.	1,720,350
9,223	Southwestern Energy Co. (a)	385,983
19,145	Sunoco, Inc. (b)	1,355,083
9,268	Superior Energy Services, Inc. (a)	328,458
		6,744,211
Financials - 14.6%
6,166	Arthur J. Gallagher & Co.	178,629
25,009	Brown & Brown, Inc.	657,737
11,500	Delphi Financial Group, Inc. - Class A (b)	464,830
77,753	E*TRADE Financial Corp. (a)(b)	1,015,454
26,195	Federated Investors, Inc. - Class B (b)	1,039,941
7,404	First Cash Financial Services, Inc. (a)	173,402
5,794	HCC Insurance Holdings, Inc. (b)	165,940
13,449	Jefferies Group, Inc. (b)	374,286
43,962	Nara Bancorp, Inc. (b)	686,686
6,137	SEI Investments Co.	167,417
3,611	StanCorp Financial Group, Inc. (b)	178,781
2,709	Torchmark Corp. (b)	168,825
28,590	Tower Group, Inc.	748,486
34,910	W.R. Berkley Corp.	1,034,383
29,721	Waddell & Reed Financial, Inc.	803,359
		7,858,156
Health Care - 18.2%
22,500	Amedisys, Inc. (a)(b)	864,450
19,965	AmSurg Corp. (a)	460,593
37,951	Applera Corp. - Applied Biosystems Group	1,314,623
13,937	Apria Healthcare Group Inc. (a)(b)	362,501
14,064	Coventry Health Care, Inc. (a)	874,921
14,650	Cytyc Corp. (a)	698,072
4,430	Health Net Inc. (a)	239,442
13,315	Humana Inc. (a)	930,452
29,451	IMS Health Inc.	902,379
Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Health Care - 18.2% (continued)
18,811	Lincare Holdings Inc. (a)(b)	$689,423
33,074	Mylan Laboratories Inc. (b)	527,861
73,810	Par Pharmaceutical Companies, Inc. (a)	1,369,914
8,750	Waters Corp. (a)	585,550
		9,820,181
Industrials - 18.6%
38,177	AMETEK, Inc. (b)	1,650,010
5,908	Copart, Inc. (a)	203,176
35,283	Cubic Corp.	1,487,884
24,948	Donaldson Co., Inc. (b)	1,041,828
33,625	EnPro Industries, Inc. (a)	1,365,175
18,373	Equifax Inc.	700,379
28,799	Gardner Denver Inc. (a)	1,123,161
11,189	Jacobs Engineering Group Inc. (a)(b)	845,665
16,100	Manitowoc Co., Inc./The	712,908
4,060	MSC Industrial Direct Co., Inc. - Class A	205,395
6,784	Rockwell Collins, Inc.	495,503
5,360	Waste Connections, Inc. (a)(b)	170,234
		10,001,318
Information Technology - 22.6%
20,500	Activision, Inc. (a)	442,595
7,344	Amphenol Corp. - Class A (b)	291,997
11,159	Broadridge Financial Solutions Inc. (b)	211,463
29,581	Convergys Corp. (a)	513,526
36,000	Epicor Software Corp. (a)	495,720
9,406	Fair Isaac Corp. (b)	339,651
11,643	Fidelity National Information Services, Inc.	516,600
29,710	Global Payments, Inc.	1,313,776
23,931	Intuit Inc. (a)(b)	725,109
22,745	Jack Henry & Associates, Inc.	588,186
26,298	Lam Research Corp. (a)(b)	1,400,632
11,000	McAfee Inc. (a)	383,570
11,446	NCR Corp. (a)(b)	570,011
22,500	Plantronics, Inc. (b)	642,375
5,639	Progress Software Corp. (a)	170,862
30,632	QLogic Corp. (a)(b)	412,000
15,500	Trimble Navigation Ltd. (a)	607,755
99,778	Western Digital Corp. (a)	2,526,379
		12,152,207
Materials - 6.3%
16,906	Airgas, Inc.	872,857
4,753	AptarGroup, Inc.	179,996
15,352	Ball Corp.	825,170
36,241	Commercial Metals Co.	1,147,028
4,021	Ecolab Inc. (b)	189,791
5,237	Pactiv Corp. (a)	150,092
		3,364,934
TOTAL COMMON STOCKS (Cost $50,265,229)		53,777,014
SHORT TERM INVESTMENT - 0.2%
Money Market Investment - 0.2%
91,947	First American Prime Obligations Fund	91,947
TOTAL SHORT TERM INVESTMENT (Cost $91,947)		91,947
Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 27.1%
Commercial Paper - 5.6%
$ 710,513	Bank of Scotland, 5.100%, 10/31/07	$710,484
774,896	KKR Atlantic Funding Trust, 5.755%, 10/15/07	770,297
532,885	RAMS Funding LLC, 5.379%, 02/11/08	532,885
644,038	RAMS Funding LLC, 5.386%, 02/11/08	643,993
355,256	Societe Generale, 4.850%, 10/01/07	355,107
		3,012,766
Repurchase Agreements - 20.5%
1,776,282	Credit Suisse, 5.340%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Credit Suisse Mortgage Capital & Credit Suisse
	First Boston Mortgage Securities Corp. Collateralized Mortgage Obligations,
	valued at $1,865,498. Repurchase proceeds are $1,777,072.)	1,776,282
1,776,282	Lehman Brothers, 5.400%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by various corporate bonds,
	valued at $1,954,072. Repurchase proceeds are $1,777,081.)	1,776,282
4,085,448	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $4,169,093.
	Repurchase proceeds are $4,087,219.)	4,085,448
713,853	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Fannie Mae Collateralized
	Mortgage Obligations, valued at $728,466.
	Repurchase proceeds are $714,162.)	713,853
2,664,423	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $2,728,084.
	Repurchase proceeds are $2,665,578.)	2,664,423
		11,016,288

Shares
Money Market Investments - 1.0%
24,083	AIM Short-Term Liquid Assets Portfolio - Institutional Class	24,083
9,967	Federated Prime Obligations Fund	9,967
532,885	The Reserve Primary Fund	532,885
		566,935
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $14,600,588)		14,595,989

Total Investments (Cost $64,957,764) - 127.2%		68,464,950
Liabilities in Excess of Other Assets - (27.2)%		(14,633,837)
TOTAL NET ASSETS - 100.0%		$53,831,113

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2007.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 4.5%
2,370	American Greetings Corp. - Class A (b)	$62,568
7,542	Ashworth, Inc. (a)	46,383
4,106	Barnes & Noble, Inc.	144,778
1,800	Blue Nile, Inc. (a)(b)	169,416
3,500	Bob Evans Farms, Inc.	105,630
1,900	BorgWarner, Inc. (b)	173,907
3,600	Brown Shoe Co, Inc.	69,840
1,120	Building Materials Holding Corp. (b)	11,850
2,900	Cato Corp./The - Class A (b)	59,276
3,800	Collective Brands, Inc. (a)(b)	83,828
2,400	CPI Corp.	92,448
7,100	Foot Locker, Inc. (b)	108,843
1,700	Group 1 Automotive, Inc. (b)	57,069
2,800	IHOP Corp. (b)	177,324
2,600	JAKKS Pacific, Inc. (a)(b)	69,446
3,300	Jo-Ann Stores, Inc. (a)(b)	69,630
2,794	Landry's Restaurants, Inc. (b)	73,929
3,600	Libbey Inc. (b)	63,072
10,000	Live Nation Inc. (a)	212,500
6,700	Media General, Inc. - Class A	184,317
5,700	O'Charley's Inc.	86,412
1,900	Oxford Industries, Inc. (b)	68,628
6,600	PEP Boys - Manny, Moe & Jack/The	92,598
1,400	Red Robin Gourmet Burgers Inc. (a)(b)	60,060
11,200	Saks, Inc.	192,080
4,800	Scholastic Corp. (a)	167,328
		2,703,160
Consumer Staples - 0.8%
7,800	BJ's Wholesale Club, Inc. (a)	258,648
4,300	Great Atlantic & Pacific Tea Co., Inc./The (a)(b)	130,978
2,000	Nash Finch Co. (b)	79,660
		469,286
Energy - 7.5%
6,350	Arch Coal, Inc. (b)	214,249
1,550	Bill Barrett Corp. (a)(b)	61,085
2,470	Bristow Group, Inc. (a)	107,964
4,550	Exterran Holdings Inc. (a)(b)	365,547
7,667	Forest Oil Corp. (a)(b)	329,988
5,052	Helmerich & Payne, Inc.	165,857
31,500	ION Geophysical Corp. (a)(b)	435,645
5,200	Lufkin Industries, Inc.	286,104
2,200	NATCO Group Inc. - Class A (a)	113,850
3,892	Newfield Exploration Co. (a)	187,439
4,250	Oceaneering International, Inc. (a)	322,150
5,997	Overseas Shipholding Group, Inc.	460,749
2,200	Peabody Energy Corp.	105,314
3,629	Pioneer Natural Resources Co.	163,232
7,000	Pride International, Inc. (a)	255,850
4,500	SEACOR Holdings Inc. (a)(b)	427,950
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Energy - 7.5% (continued)
1,718	Swift Energy Co. (a)	$70,301
3,400	Tidewater Inc. (b)	213,656
3,000	W-H Energy Services, Inc. (a)	221,250
		4,508,180
Financials - 24.4%
3,900	A.G. Edwards, Inc. (b)	326,625
6,685	AMB Property Corp. (b)	399,830
6,366	American Financial Group Inc.	181,558
7,296	AmeriCredit Corp. (a)(b)	128,264
3,705	Anchor BanCorp Wisconsin, Inc.	100,035
15,200	Associated Banc-Corp	450,376
11,973	Astoria Financial Corp. (b)	317,644
2,452	Bank of New York Mellon Corp.	108,231
15,500	BankAtlantic Bancorp, Inc. (b)	134,385
2,069	Cash America International, Inc. (b)	77,794
9,000	Central Pacific Financial Corp. (b)	262,800
1,700	Cincinnati Financial Corp.	73,627
5,903	City National Corp. (b)	410,318
18,809	Colonial BancGroup, Inc./The (b)	406,651
5,410	Colonial Properties Trust (b)	185,563
2,691	Delphi Financial Group, Inc. (b)	108,770
7,000	Developers Diversified Realty Corp.	391,090
2,550	Downey Financial Corp. (b)	147,390
1,600	Entertainment Properties Trust	81,280
1,332	Everest Re Group, Ltd.	146,840
1,600	Federal Realty Investments Trust	141,760
18,116	Fidelity National Title Group, Inc. (b)	316,668
14,991	First American Financial Corp.	548,970
14,000	First BanCorp. (Puerto Rico) (b)	133,000
3,400	Hanover Insurance Group Inc.	150,246
7,107	HCC Insurance Holdings, Inc. (b)	203,544
6,000	Health Care REIT, Inc. (b)	265,440
5,300	Highwoods Properties, Inc.	194,351
4,743	Horace Mann Educators Corp. (b)	93,485
6,200	Hospitality Properties Trust (b)	252,030
5,100	Investment Technology Group, Inc. (a)	219,198
3,866	Jefferies Group, Inc. (b)	107,591
10,800	Lexington Realty Trust (b)	216,108
7,795	Liberty Property Trust	313,437
6,800	Macerich Co./The (b)	595,544
6,400	Mack-Cali Realty Corp.	263,040
2,300	Mercury General Corp.	124,039
1,700	Northern Trust Corp. (b)	112,659
8,003	Old Republic International Corp.	149,976
5,500	Parkway Properties, Inc.	242,770
3,500	Piper Jaffray Companies, Inc. (a)	187,600
9,900	Plum Creek Timber Co., Inc. (b)	443,124
4,400	PMI Group Inc./The (b)	143,880
3,422	PNC Financial Services Group, Inc. (b)	233,038
6,000	Potlatch Corp. (b)	270,180
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Financials - 24.4% (continued)
5,602	Protective Life Corp.	$237,749
4,200	PS Business Parks, Inc.	238,770
6,291	Raymond James Financial, Inc.	206,659
8,400	Rayonier Inc. (b)	403,536
4,500	Regency Centers Corp.	345,375
8,061	RLI Corp.	457,220
3,500	Selective Insurance Group (b)	74,480
7,300	Senior Housing Properties Trust (b)	161,038
4,160	Stancorp Financial Group, Inc. (b)	205,962
3,217	Sterling Financial Corp.	86,569
5,112	SWS Group, Inc.	90,431
8,500	TradeStation Group, Inc. (a)	99,195
11,900	UDR, Inc. (b)	289,408
2,800	Unitrin, Inc.	138,852
9,800	UnumProvident Corp. (b)	239,806
5,551	W.R. Berkley Corp.	164,476
9,898	Washington Federal, Inc. (b)	259,921
6,674	Webster Financial Corp.	281,109
5,100	Weingarten Realty Investors (b)	211,446
3,049	Zenith National Insurance Corp. (b)	136,870
		14,689,621
Health Care - 1.5%
4,400	Analogic Corp.	280,544
3,200	Chemed Corp.	198,912
3,723	Cross Country Healthcare, Inc. (a)	65,041
4,000	Health Net Inc. (a)	216,200
1,800	LCA-Vision Inc. (b)	52,902
3,000	Omnicare, Inc. (b)	99,390
		912,989
Index Fund - 0.3%
5,200	Utilities Select Sector SPDR Fund (b)	206,960
Industrials - 21.4%
2,400	A.O. Smith Corp.	105,312
7,639	AAR Corp. (a)(b)	231,767
4,900	AGCO Corp. (a)(b)	248,773
5,600	Alaska Air Group, Inc. (a)	129,304
5,000	Albany International Corp. - Class A	187,450
4,350	Apogee Enterprises, Inc.	112,839
10,114	Applied Industrial Technologies, Inc. (b)	311,815
19,800	Applied Signal Technology, Inc.	267,696
4,599	Arkansas Best Corp.	150,203
4,837	Astec Industries, Inc. (a)	277,886
13,000	Avis Budget Group, Inc. (a)	297,570
4,200	Baldor Electric Co. (b)	167,790
3,400	Barnes Group Inc.	108,528
5,874	Belden CDT, Inc.	275,549
3,500	Briggs & Stratton Corp. (b)	88,130
3,400	Consolidated Graphics, Inc. (a)	213,486
3,578	Curtiss-Wright Corp.	169,955
4,133	DRS Technologies, Inc. (b)	227,811
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Industrials - 21.4% (continued)
4,300	EMCOR Group, Inc. (a)(b)	$134,848
5,849	Esterline Technologies Corp. (a)(b)	333,685
10,800	Federal Signal Corp.	165,888
5,018	Flowserve Corp.	382,271
1,000	Fluor Corp.	143,980
24,000	Frontier Airlines Holdings, Inc. (a)(b)	148,560
7,920	Gardner Denver, Inc. (a)(b)	308,880
1,600	Granite Construction, Inc.	84,832
2,600	Heidrick & Struggles International, Inc. (a)	94,770
5,000	Hub Group, Inc. (a)(b)	150,150
5,900	Hubbell Inc. - Class B	337,008
2,250	IDEX Corp.	81,878
3,150	Insituform Technologies, Inc. - Class A (a)(b)	47,975
4,900	Joy Global, Inc.	249,214
2,450	Kaman Corp.	84,672
5,100	Kansas City Southern (a)(b)	164,067
9,650	KBR, Inc. (a)	374,131
1,800	Kennametal Inc.	151,164
4,000	Lennox International, Inc.	135,200
1,000	Lincoln Electric Holdings, Inc.	77,610
3,400	Manitowoc Co.	150,552
4,000	Manpower, Inc.	257,400
4,883	Moog, Inc. (a)	214,559
4,900	MSC Industrial Direct Co., Inc.	247,891
2,043	Mueller Industries, Inc.	73,834
9,400	Pentair, Inc.	311,892
7,950	Quanta Services, Inc. (a)	210,277
2,500	Regal-Beloit Corp.	119,725
4,244	Robbins & Myers, Inc.	243,139
3,700	Roper Industries, Inc. (b)	242,350
900	Sequa Corp. (a)	149,202
7,300	Shaw Group Inc./The (a)	424,130
5,200	SkyWest, Inc.	130,884
3,300	SPX Corp.	305,448
11,500	Standard Register Co./The	146,165
2,000	Teleflex Inc.	155,840
3,900	Thomas & Betts Corp. (a)	228,696
12,470	Timken Co./The (b)	463,260
3,000	Tredegar Corp.	51,750
5,350	Trinity Industries, Inc. (b)	200,839
4,933	Universal Forest Products, Inc.	147,497
2,900	URS Corp. (a)	163,705
19,900	Vicor Corp.	241,188
10,100	Wabash National Corp. (b)	114,029
2,853	Watts Water Technologies, Inc. (b)	87,587
7,711	Werner Enterprises, Inc. (b)	132,244
7,752	Woodward Governor Co. (b)	483,725
		12,920,455
Information Technology - 10.7%
11,825	Agilysys, Inc.	199,842
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Information Technology - 10.7% (continued)
2,020	Anixter International, Inc. (a)(b)	$166,549
15,527	Arrow Electronics, Inc. (a)	660,208
18,500	Atmel Corp. (a)	95,460
1,500	ATMI, Inc. (a)(b)	44,625
15,503	Avnet, Inc. (a)(b)	617,950
3,000	Avocent Corp. (a)(b)	87,360
2,200	Bel Fuse Inc. - Class B	76,252
9,800	Benchmark Electronics, Inc. (a)(b)	233,926
3,069	Black Box Corp.	131,230
7,000	Brooks Automation, Inc. (a)	99,680
15,273	Cadence Design Systems, Inc. (a)(b)	338,908
8,700	Cypress Semiconductor Corp. (a)(b)	254,127
9,000	F5 Networks, Inc. (a)	334,710
7,900	Fairchild Semiconductor International, Inc. (a)	147,572
7,215	Fidelity National Information Services, Inc.	320,130
6,000	Harmonic Inc. (a)	63,660
13,500	Ingram Micro Inc. - Class A (a)	264,735
9,810	Insight Enterprises, Inc. (a)(b)	253,196
1,400	International Rectifier Corp. (a)(b)	46,186
8,100	Intersil Corp.	270,783
7,500	JDA Software Group, Inc. (a)	154,950
13,200	Lattice Semiconductor Corp. (a)	59,268
6,057	Methode Electronics, Inc.	91,158
7,500	Polycom, Inc. (a)(b)	201,450
11,300	RF Micro Devices, Inc. (a)(b)	76,049
4,300	Tech Data Corp. (a)	172,516
11,095	THQ, Inc. (a)	277,153
29,300	Tollgrade Communications, Inc. (a)	296,516
1,800	Varian Semiconductor Equipment Associates, Inc. (a)	96,336
23,900	Vishay Intertechnology, Inc. (a)	311,417
		6,443,902
Materials - 12.5%
3,000	A. M. Castle & Co.	97,800
8,200	Albemarle Corp.	362,440
3,592	AptarGroup, Inc. (b)	136,029
3,500	Arch Chemicals, Inc. (b)	164,080
2,500	Brush Engineered Materials Inc. (a)	129,725
6,123	Cabot Corp.	217,550
44,200	Chemtura Corp. (b)	392,938
6,400	Chesapeake Corp.	54,144
3,600	Cytec Industries, Inc.	246,204
4,700	Deltic Timber Corp. (b)	267,524
8,500	Ferro Corp.	169,830
9,000	FMC Corp.	468,180
6,000	Georgia Gulf Corp. (b)	83,400
9,600	H.B. Fuller Co.	284,928
3,100	Hercules Inc.	65,162
11,600	Louisiana-Pacific Corp.	196,852
6,620	Lubrizol Corp.	430,697
750	Martin Marietta Materials, Inc. (b)	100,163
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Materials - 12.5% (continued)
11,250	Massey Energy Co.	$245,475
5,656	Minerals Technologies, Inc.	378,952
3,900	Olin Corp.	87,282
3,300	OM Group, Inc. (a)	174,273
5,900	Packaging Corp of America	171,513
7,000	Penford Corp.	263,900
26,600	PolyOne Corp. (a)	198,702
8,949	Quanex Corp. (b)	420,424
4,706	Reliance Steel & Aluminum Co.	266,077
10,691	RPM International, Inc. (b)	256,049
7,899	Schulman (A.), Inc.	155,847
2,600	Scotts Miracle-Gro Co./The - Class A	111,150
15,350	Sensient Technologies Corp.	443,155
3,000	Texas Industries, Inc. (b)	235,500
6,900	Tronox Inc. - Class B	62,307
11,900	Wausau Paper Corp.	132,685
3,200	Worthington Industries, Inc.	75,392
		7,546,329
Telecommunication Services - 1.9%
24,000	Cincinnati Bell Inc. (a)	118,560
10,100	Neustar, Inc. - Class A (a)	346,329
9,800	Telephone and Data Systems, Inc.	654,150
		1,119,039
Utilities - 14.4%
4,500	AGL Resources, Inc.	178,290
2,000	Allegheny Energy, Inc.	104,520
3,100	ALLETE, Inc. (b)	138,756
6,400	Alliant Energy Corp.	245,248
9,600	American States Water Co. (b)	374,400
6,500	Atmos Energy Corp.	184,080
16,470	Avista Corp.	335,165
5,400	Black Hills Corp. (b)	221,508
6,700	Centerpoint Energy, Inc. (b)	107,401
3,732	Central Vermont Public Service Corp.	136,367
6,900	CH Energy Group, Inc. (b)	329,820
7,000	CMS Energy Corp.	117,740
8,500	DPL Inc. (b)	223,210
5,000	Equitable Resources, Inc.	259,350
5,390	Great Plains Energy Inc.(b)	155,286
5,500	IDACORP, Inc.	180,070
4,100	Integrys Energy Group, Inc.	210,043
15,400	MDU Resources Group, Inc.	428,736
7,700	National Fuel Gas Co. (b)	360,437
5,500	New Jersey Resources Corp. (b)	272,745
11,400	NiSource, Inc. (b)	218,196
11,100	Northeast Utilities (b)	317,127
6,056	OGE Energy Corp. (b)	200,454
9,703	ONEOK, Inc.	459,922
14,839	Pepco Holdings, Inc.	401,840
7,300	Piedmont Natural Gas Co., Inc. (b)	183,157
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Utilities - 14.4% (continued)
3,183	PNM Resources, Inc. (b)	$74,100
1,600	Questar Corp.	84,048
3,432	SCANA Corp. (b)	132,956
54,410	Sierra Pacific Resources (a)	855,869
5,300	TECO Energy, Inc.	87,079
8,984	UGI Corp.	233,404
8,833	UIL Holdings Corp.	278,239
5,695	Unisource Energy Corp.	170,224
5,700	Vectren Corp. (b)	155,553
5,900	Westar Energy, Inc. (b)	144,904
2,300	Wisconsin Energy Corp.	103,569
		8,663,813
TOTAL COMMON STOCKS (Cost $52,696,914)		60,183,734
SHORT TERM INVESTMENT - 0.2%
Money Market Investment - 0.2%
81,547	First American Prime Obligations Fund	81,547
TOTAL SHORT TERM INVESTMENT (Cost $81,547)		81,547

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 35.1%
Commercial Paper - 7.2%
$ 1,030,085	Bank of Scotland, 5.100%, 10/31/07	1,030,044
1,123,426	KKR Atlantic Funding Trust, 5.755%, 10/15/07	1,118,959
772,564	RAMS Funding LLC, 5.379%, 02/11/08	772,564
933,712	RAMS Funding LLC, 5.386%, 02/11/08	933,647
515,043	Societe Generale, 4.850%, 10/01/07	514,826
		4,370,040
Repurchase Agreements - 26.5%
2,575,213	Credit Suisse, 5.340%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Credit Suisse Mortgage Capital & Credit Suisse
	First Boston Mortgage Securities Corp. Collateralized Mortgage Obligations,
	valued at $2,704,556. Repurchase proceeds are $2,576,359.)	2,575,213
2,575,213	Lehman Brothers, 5.400%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by various corporate bonds,
	valued at $2,832,969. Repurchase proceeds are $2,576,372.)	2,575,213
5,922,990	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $6,044,255.
	Repurchase proceeds are $5,925,556.)	5,922,990
1,034,928	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Fannie Mae Collateralized
	Mortgage Obligations, valued at $1,056,113.
	Repurchase proceeds are $1,035,376.)	1,034,928
3,862,819	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $3,955,114.
	Repurchase proceeds are $3,864,493.)	3,862,819
		15,971,163
Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Money Market Investments - 1.4%
34,914	AIM Short-Term Liquid Assets Portfolio - Institutional Class	$34,914
14,450	Federated Prime Obligations Fund	14,450
772,564	The Reserve Primary Fund	772,564
		821,928
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $21,167,598)		21,163,131

Total Investments (Cost $73,946,059) - 135.2%		81,428,412
Liabilities in Excess of Other Assets - (35.2)%		(21,181,789)
TOTAL NET ASSETS - 100.0%		$60,246,623

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at September 30, 2007.

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 93.3%
Closed End Funds - 1.5%
17,880	ACM Income Fund, Inc.	$148,046
4,825	BlackRock Limited Duration Income Trust	83,955
3,740	BlackRock Preferred Opportunity Trust Fund	77,306
4,470	BlackRock Strategic Bond Trust	53,864
19,434	Calamos Convertible Opportunities and Income Fund	334,265
32,240	Nuveen Quality Preferred Income Fund II	403,000
		1,100,436
Consumer Discretionary - 4.9%
5,000	Cedar Fair, LP	119,250
75,200	Centerplate, Inc.	1,298,704
2,491	Cherokee, Inc.	95,555
13,000	DEB Shops, Inc.	349,570
10,000	Domino's Pizza, Inc.	165,900
58,300	Regal Entertainment Group - Class A	1,279,685
26,000	Saks, Inc.	445,900
		3,754,564
Consumer Staples - 16.6%
9,000	Alberto-Culver Co.	223,110
4,250	Altria Group, Inc.	295,503
22,000	Anheuser-Busch Companies, Inc.	1,099,780
1,600	Arctic Glacier Income Fund	20,059
25,000	B & G Foods, Inc. - Class A	320,000
73,950	B & G Foods, Inc. - EIS	1,530,765
7,035	H.J. Heinz & Co.	325,017
12,000	Hershey Co./The	556,920
14,000	Imperial Sugar Co.	365,820
7,000	Kimberly-Clark Corp.	491,820
17,812	Kraft Foods, Inc.	614,692
8,000	Lancaster Colony Corp.	305,360
12,526	Loews Corp - Carolina Group	1,030,013
10,160	Procter & Gamble Co.	714,655
21,600	Reddy Ice Holdings, Inc.	569,592
5,346	Reynolds American, Inc.	339,952
20,000	Unilever Plc, ADR	633,400
16,132	UST, Inc.	800,147
63,346	Vector Group Ltd.	1,419,584
20,500	Wal-Mart Stores, Inc.	894,825
		12,551,014
Energy - 12.0%
8,100	BP Plc, ADR	561,735
4,400	Buckeye Partners LP	215,336
48,167	Canetic Resources Trust	737,919
9,783	Chevron Corp.	915,493
9,000	Dorchester Minerals LP	183,150
7,500	Enbridge Energy Partners LP	366,225
3,700	Energy Transfer Partners LP	180,745
5,200	Enterprise Products Partners LP	157,300
16,938	Exxon Mobil Corp.	1,567,781
5,700	Kinder Morgan Energy Partners LP	281,580
11,250	NuStar Energy LP	668,475
Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Energy - 12.0% (continued)
17,000	Occidental Petroleum Corp.	$1,089,360
1,200	ONEOK Partners, LP	71,352
9,800	Plains All American Pipeline LP	534,002
13,100	Precision Drilling Trust	250,865
85,000	Spectra Energy Income Fund	818,680
13,300	TEPPCO Partners LP	506,331
1,059	Tristar Oil & Gas Ltd. (a)	9,071
		9,115,400
Financials - 7.9%
55,170	Babcock & Brown Air Ltd., ADR (a)	1,257,876
17,952	Bank of America Corp.	902,447
5,901	Comerica, Inc.	302,603
17,870	First Commonwealth Financial Corp.	197,642
28,159	FirstMerit Corp.	556,422
8,733	KeyCorp	282,338
5,756	National City Corp.	144,418
5,935	NBT Bancorp, Inc.	129,027
15,472	Regions Financial Corp.	456,115
7,709	Susquehanna Bancshares, Inc.	154,951
15,000	TD Ameritrade Holding Corp. (a)	273,300
6,067	Travelers Companies, Inc./The	305,413
46,050	Trustco Bank Corp.	503,326
10,000	U.S. Bancorp	325,300
7,513	Whitney Holding Corp.	198,193
		5,989,371
Health Care - 3.6%
32,940	Bristol-Myers Squibb Co.	949,331
20,000	Health Management Associates, Inc. - Class A	138,800
11,000	Johnson & Johnson	722,700
9,150	Merck & Co., Inc.	472,963
17,000	Pfizer Inc.	415,310
		2,699,104
Industrials - 5.7%
1,400	3M Co.	131,012
3,600	Cooper Industries Ltd.	183,924
25,000	Deluxe Corp.	921,000
5,940	Donnelley (R.R.) & Sons Co.	217,166
6,122	Federal Signal Corp.	94,034
32,997	General Electric Co.	1,366,076
1,872	Honeywell International, Inc.	111,328
4,074	Landauer, Inc.	207,611
1,000	Macquarie Infrastructure Co. Trust	38,590
32,000	Olin Corp.	716,160
7,400	Standard Register Co./The	94,054
3,753	Weyerhaeuser Co.	271,342
		4,352,297
Information Technology & Telecommunication Services - 6.1%
20,621	AT&T, Inc.	872,474
18,000	Citizens Communications Co.	257,760
55,900	Consolidated Communications Holdings, Inc.	1,096,199
17,000	Iowa Telecommunications Services, Inc.	337,450
Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Information Technology & Telecommunication Services - 6.1% (continued)
20,000	Microsoft Corp.	$589,200
12,867	Verizon Communications, Inc.	569,751
63,500	Windstream Corp.	896,620
		4,619,454
Materials - 4.3%
36,000	Acadian Timber Income Fund	410,436
8,000	Ashland Inc.	481,680
11,924	Domtar Corp. (a)	97,777
10,688	Dow Chemical Co./The	460,225
3,980	Du Pont (E.I.) de Nemours and Co.	197,249
11,000	Fording Canadian Coal Trust	426,580
14,702	Plum Creek Timber Co., Inc.	658,061
4,000	Southern Copper Corp.	495,320
		3,227,328
REITS - 16.4%
2,500	AmREIT	20,200
8,914	Camden Property Trust	572,724
15,000	Cedar Shopping Centers Inc.	204,300
10,264	Colonial Properties Trust	352,055
2,000	Entertainment Properties Trust	101,600
11,000	Equity One, Inc.	299,200
26,631	First Industrial Realty Trust, Inc.	1,035,147
7,920	General Growth Properties, Inc.	424,670
20,609	Glimcher Realty Trust	484,312
29,046	Health Care Property Investors, Inc.	963,456
11,612	Health Care REIT, Inc.	513,715
17,000	Healthcare Realty Trust, Inc.	453,220
101,313	HRPT Properties Trust	1,001,986
15,000	Lexington Realty Trust	300,150
15,385	Liberty Property Trust	618,631
4,838	Macerich Co./The	423,712
12,430	Mack-Cali Realty Corp.	510,873
38,879	Nationwide Health Properties, Inc.	1,171,424
16,973	Pennsylvania Real Estate Investment Trust	660,929
10,036	Sovran Self Storage, Inc.	460,050
24,492	Tanger Factory Outlet Centers, Inc.	994,130
3,500	Vornado Realty Trust	382,725
13,115	Washington Real Estate Investment Trust	435,156
		12,384,365
Shipping & Transportation - 4.8%
70,400	Aries Maritime Transport Ltd.	644,160
11,000	Arlington Tankers Ltd.	270,930
20,000	Diana Shipping, Inc.	570,000
15,100	Double Hull Tankers, Inc.	224,839
6,000	Eagle Bulk Shipping, Inc.	154,440
13,500	General Maritime Corp.	376,785
55,000	Jazz Air Income Fund	437,943
12,000	Knightsbridge Tankers Ltd.	322,800
11,000	Nordic American Tanker Shipping Ltd.	431,640
7,000	Ship Finance International Ltd.	183,890
		3,617,427
Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Utilities - 9.5%
8,200	Amerigas Partners LP	$292,740
15,000	Atmos Energy Corp.	424,800
4,536	Cleco Corp.	114,625
6,755	DTE Energy Co.	327,212
9,506	Duke Energy Corp.	177,667
16,000	Energy East Corp.	432,800
12,452	Equitable Resources, Inc.	645,885
7,300	Ferrellgas Partners LP	166,440
17,500	Great Plains Energy Inc.	504,175
24,010	Hawaiian Electric Industries, Inc.	521,257
7,977	Integrys Energy Group, Inc.	408,662
11,986	National Fuel Gas Co.	561,065
4,682	NiSource, Inc.	89,613
8,396	Northwest Natural Gas Co.	383,697
4,000	OGE Energy Corp.	132,400
4,185	Pinnacle West Capital Corp.	165,349
10,329	Progress Energy, Inc.	483,914
4,753	Spectra Energy Corp.	116,353
11,200	Suburban Propane Partners LP	497,280
25,000	United Utilities Plc, ADR	713,078
		7,159,012
TOTAL COMMON STOCKS (Cost $61,371,444)		70,569,772
PREFERRED STOCK - 0.1%
Financials - 0.1%
1,760	Public Storage	41,025
TOTAL PREFERRED STOCK (Cost $44,000)		41,025
SHORT TERM INVESTMENT - 8.3%
Money Market Investment - 8.3%
6,258,101	First American Prime Obligations Fund	6,258,101
TOTAL SHORT TERM INVESTMENT (Cost $6,258,101)		6,258,101

Total Investments (Cost $67,673,545) - 101.7%		76,868,898
Liabilities in Excess of Other Assets - (1.7)%		(1,246,565)
TOTAL NET ASSETS - 100.0%		$75,622,333

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Principal
Amount		Coupon Rate	Maturity Date		Value
CORPORATE BONDS - 25.1%
Consumer Discretionary - 2.4%
$ 300,000	Anheuser-Busch Cos, Inc.	9.000%	12/01/2009		$324,446
500,000	Home Depot, Inc.	5.400%	03/01/2016		468,452
500,000	Time Warner, Inc.	6.875%	05/01/2012		524,641
					1,317,539
Consumer Staples - 0.4%
250,000	WM Wrigley Jr Co.	4.650%	07/15/2015		234,608
Energy - 2.1%
130,000	Burlington Resources, Inc.	8.200%	03/15/2025		156,539
200,000	Conoco Phillips	9.375%	02/15/2011		227,101
100,000	Louisiana Land & Exploration	7.650%	12/01/2023		114,434
325,000	Noble Corp.	6.950%	03/15/2009		331,284
300,000	Northern State Power (A Minnesota Corporation)	8.000%	08/28/2012		333,664
					1,163,022
Financials - 16.8%
130,000	Bank of America Corp.	7.800%	02/15/2010		137,458
350,000	Chubb Corp.	7.125%	12/15/2007		350,976
250,000	CIT Group Inc.	6.125%	08/15/2016		232,246
500,000	Deutsche Bank AG	6.000%	06/05/2017		500,291
125,000	First Union Corp.	6.300%	04/15/2028		126,065
400,000	General Electric Capital Corp.	4.000%	09/12/2011	(a)	393,689
250,000	General Electric Capital Corp.	5.310%	02/01/2011		249,476
200,000	General Electric Capital Corp.	5.375%	06/15/2015		196,182
500,000	General Electric Capital Corp.	5.500%	11/15/2011		500,403
500,000	General Electric Capital Corp.	5.500%	10/06/2017		488,179
250,000	Goldman Sachs Group, Inc.	5.350%	01/15/2016		241,355
500,000	Goldman Sachs Group, Inc.	5.625%	01/15/2017		485,125
500,000	Hartford Life Global Fund	3.440%	03/15/2008	(a)	491,670
340,000	JP Morgan Chase & Co.	7.000%	11/15/2009		353,075
500,000	JP Morgan Chase Bank	6.700%	08/15/2008		505,437
250,000	Lehman Brothers Holdings, Inc.	4.230%	07/14/2008	(a)	247,746
250,000	Lehman Brothers Holdings, Inc.	4.240%	09/08/2008	(a)	247,798
500,000	Merrill Lynch & Co.	6.000%	02/15/2017		494,974
300,000	Republic New York Corp.	9.700%	02/01/2009		316,615
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/2013		276,575
25,000	Suntrust Banks, Inc.	6.000%	02/15/2026		24,353
500,000	Toyota Motor Credit Corp.	3.340%	11/26/2007	(a)	498,035
500,000	Toyota Motor Credit Corp.	5.750%	02/17/2017		498,928
1,295,000	Transamerica Corp.	9.375%	03/01/2008		1,310,589
100,000	Union Planters Bank NA	6.500%	03/15/2018		100,725
					9,267,965
Information Technology - 0.1%
50,000	First Data Corp.	6.375%	12/15/2007		50,096
Telecommunication Services - 0.8%
180,000	Airtouch Communication Vodafone Group	6.650%	05/01/2008		181,293
250,000	Nextel Communications	6.875%	10/31/2013		251,000
					432,293
Utilities - 2.5%
300,000	Duke Energy Corp.	4.200%	10/01/2008		296,957
300,000	National Rural Utilities	6.550%	11/01/2018		314,954
500,000	Pacificorp	5.450%	09/15/2013		495,014
250,000	Rochester Gas & Electric Corp.	5.840%	12/22/2008		250,980
					1,357,905
TOTAL CORPORATE BONDS (Cost $13,851,554)					13,823,428
MUNICIPAL BONDS - 2.7%
500,000	Citizens Property Insurance Corp. - Florida	5.250%	07/01/2020	(a)	500,000
500,000	Citizens Property Insurance Corp. - Florida	5.300%	07/01/2022	(a)	500,000
500,000	Florida State Municipal Power Agency	5.200%	10/01/2025	(a)	500,000
TOTAL MUNICIPAL BONDS (Cost $1,500,000)					1,500,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.7%
U.S. Government Agency Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation - 3.5%
$ 250,000	Series 2668, Class OE	5.000%	10/15/2028		$249,233
750,000	Series 3165, Class NC	5.500%	01/15/2032		742,807
183,978	Series R006, Class AK	5.750%	12/15/2018		185,097
710,000	Series 3165, Class GC	6.000%	05/15/2032		720,373
					1,897,510
Federal Home Loan Mortgage Corporation Gold Certificate - 0.4%
245,519	Pool #G0-2940	5.500%	05/01/2037		240,408

Federal National Mortgage Association - 0.7%
106,754	Series 2004-29, Class WS	0.610%	02/25/2019	(a)	78,121
300,000	Series 2006-63, Class QD	5.500%	02/25/2030		299,827
					377,948
U.S. Government Agency Non- Mortgage-Backed Securities
Federal Farm Credit Bank - 9.5%
250,000		5.375%	03/20/2014		250,508
250,000		5.600%	06/22/2020		245,300
455,000		5.850%	12/15/2020		455,893
500,000		5.875%	03/06/2015		500,073
750,000		6.000%	12/02/2013		755,696
500,000		6.000%	06/07/2016		500,080
500,000		6.000%	05/24/2019		499,728
500,000		6.050%	10/26/2021		503,721
250,000		6.100%	11/27/2015		254,029
250,000		6.150%	06/16/2016		251,911
1,000,000		6.500%	07/20/2021		1,017,306
					5,234,245
Federal Loan Home Bank - 16.6%
200,000		4.000%	11/01/2007	(a)	199,994
300,000		4.000%	07/30/2013	(a)	300,045
250,000		4.000%	08/13/2013	(a)	249,870
100,000		4.000%	08/20/2013	(a)	100,008
200,000		4.000%	04/29/2014	(a)	200,093
145,000		4.200%	11/26/2007		144,826
250,000		4.760%	10/26/2007		249,944
200,000		5.000%	05/09/2008	(a)	200,009
250,000		5.000%	09/02/2010		250,065
200,000		5.000%	11/17/2010	(a)	200,133
175,000		5.000%	10/21/2013		173,421
250,000		5.000%	08/05/2016		244,529
200,000		5.000%	04/30/2018	(a)	199,554
250,000		5.050%	02/08/2011		250,465
250,000		5.190%	03/02/2011		252,212
150,000		5.250%	04/17/2009	(a)	150,581
200,000		5.250%	11/23/2015	(a)	200,140
300,000		5.250%	01/26/2016	(a)	300,811
250,000		5.300%	03/24/2010		250,838
500,000		5.300%	03/13/2018		491,346
300,000		5.340%	04/27/2011		303,925
300,000		5.370%	03/19/2018		295,534
500,000		5.375%	03/28/2011		502,182
500,000		5.500%	04/28/2011		502,971
275,000		5.500%	10/27/2016		276,721
250,000		5.625%	08/28/2013		253,379
300,000		5.650%	03/07/2013		300,999
200,000		5.700%	02/28/2013		200,776
200,000		5.700%	10/17/2018		198,459
300,000		5.700%	11/05/2019		296,542
100,000		5.730%	03/22/2019		99,153
1,000,000		5.750%	05/13/2019		997,465
300,000		6.000%	04/25/2016		302,207
					9,139,197
Federal Home Loan Mortgage Corporation - 10.8%
$ 300,000		4.250%	06/18/2018	(a)	$294,127
305,000		5.000%	01/27/2014		302,314
100,000		5.000%	04/01/2014		99,066
145,000		5.000%	11/14/2014		143,307
100,000		5.000%	07/29/2016		97,978
250,000		5.125%	03/04/2014		247,957
300,000		5.500%	11/24/2015		299,080
250,000		5.500%	12/12/2017		248,153
170,000		5.500%	03/18/2019		167,992
500,000		6.000%	01/29/2020		500,208
250,000		6.000%	10/21/2020		249,505
500,000		6.000%	10/20/2021		506,133
500,000		6.000%	06/18/2014		504,152
270,000		6.125%	04/04/2022		269,368
500,000		6.200%	06/26/2017		510,721
1,000,000		6.250%	07/27/2015		1,001,199
225,000		6.300%	11/25/2020		225,234
300,000		6.350%	07/11/2017		303,671
					5,970,165
Federal National Mortgage Association - 15.2%
250,000		5.000%	02/27/2013		248,655
118,000		5.125%	07/16/2018		114,785
405,000		5.200%	08/24/2017		397,422
250,000		5.250%	11/28/2008		250,279
250,000		5.250%	11/05/2012		250,146
500,000		5.250%	01/28/2013		499,907
350,000		5.250%	08/17/2015	(a)	349,636
100,000		5.250%	07/28/2018		97,830
300,000		5.500%	02/09/2011		300,337
250,000		5.600%	02/28/2011		250,452
250,000		5.680%	02/15/2011		250,399
300,000		5.750%	05/01/2013		301,964
1,000,000		5.750%	11/07/2017		998,131
500,000		5.750%	09/22/2020		492,854
100,000		6.000%	02/22/2016		100,028
500,000		6.000%	04/04/2016		502,248
250,000		6.000%	05/12/2016		254,570
250,000		6.000%	04/28/2021		254,843
250,000		6.000%	06/07/2022		248,469
1,000,000		6.000%	03/21/2025		986,746
470,000		6.160%	10/06/2021		469,738
500,000		6.200%	05/09/2022		495,368
250,000		6.250%	02/14/2022		249,568
					8,364,375
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,930,490)					31,223,848

Shares
COMMON STOCKS - 3.0%
	Consumer Discretionary - 0.2%
6,500	Centerplate, Inc.				112,255
	Consumer Staples - 0.5%
12,500	Arctic Glacier Income Fund				156,713
4,500	B & G Foods, Inc. - Class A				93,150
1,900	Reddy Ice Holdings, Inc.				50,103
					299,966
	Financials - 0.3%
6,000	Babcock & Brown Air Ltd - ADR (a)				136,800
1,500	Lexington Realty Trust				30,015
					166,815
	REITS - 0.7%
6,000	Glimcher Realty Trust				145,620
2,000	Healthcare Realty Trust, Inc.				66,340
6,000	HRPT Property Trust				151,920
					363,880
	Shipping & Transportaton - 0.6%
16,600	Aries Maritime Transport Ltd.				$151,890
3,500	Double Hull Tankers, Inc.				52,115
19,000	Jazz Air Income Fund				151,289
					355,294
	Telecommunication Services - 0.5%
4,000	Consolidated Communications Holdings, Inc.				78,440
4,250	Iowa Telecommunications Services, Inc.				84,363
11,000	Windstream Corp.				155,320
					318,123
	Utilities - 0.2%
2,400	Ferrellgas Partners LP				54,720
1,500	Suburban Propane Partners LP				66,600
					121,320
	TOTAL COMMON STOCKS (Cost $1,622,045)				1,737,653
PREFERRED STOCKS - 3.2%
	Closed End - 1.7%		Rate
10	Advent Claymore Convertable Security		6.000%	(a)	250,000
7	Blackrock Preferred Income Strategy Fund		5.590%	(a)	175,000
20	Eaton Vance Limited Duration Income Fund		5.250%	(a)	500,000
					925,000
	Consumer Discretionary - 0.3%
7,500	CBS Corp.				172,200
	Financials - 1.2%
2,000	Barclays Bank Plc				50,000
7,200	Citigroup Capital XVII				165,240
4,000	Citigroup Capital XIX				102,360
6,000	Merrill Lynch Capital Trust II				136,680
8,000	Royal Bank Scotland Group Plc, ADR				186,640
					640,920
	TOTAL PREFERRED STOCKS (Cost $1,942,445)				1,738,120

Principal Amount		Rate	Maturity Date
SHORT-TERM INVESTMENTS - 8.4%
Certificate of Deposit - 0.4%
$ 200,000	Deutsche Bank	6.250%	01/30/2012		200,169
Commercial Paper - 3.6%
500,000	Delmarva	7.830%	10/04/2007		499,565
500,000	Duke Energy	5.574%	10/29/2007		497,755
500,000	HSBC Finance Corp.	4.723%	10/10/2007		499,344
500,000	PacifiCorp	5.048%	10/26/2007		498,177
					1,994,841
Money Market Investments - 1.4%
788,229	First American Prime Obligations Fund				788,229
U.S. Government Agency Obligations:
Federal Loan Home Bank: 0.3%
145,000		3.000%	10/17/20007		144,871
Federal Home Loan Mortgage Corporation: 1.8%
500,000		5.469%	10/01/2007		500,000
500,000		4.365%	02/04/2008		492,300
					992,300
Federal National Mortgage Association: 0.9%
500,000		4.887%	10/31/2007		497,896
TOTAL SHORT TERM INVESTMENTS (Cost $4,618,306)					4,618,306

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 16.6%
COMMERCIAL PAPER: 3.4%
444,194	Bank of Scotland	5.100%	10/31/2007		444,176
484,444	KKR Atlantic Funding Trust	5.750%	10/15/2007		482,550
333,145	RAMS Funding LLC	5.379%	02/11/2008		333,145
402,636	RAMS Funding LLC	5.386%	02/11/2008		402,608
222,097	Societe Generale	4.850%	10/01/2007		222,004
					1,884,483
REPURCHASE AGREEMENTS: 12.5%
$ 1,110,484	Credit Suisse, 5.340%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Credit Suisse Mortgage Capital & Credit Suisse
	First Boston Mortgage Securities Corp. Collateralized Mortgage Obligations,				$1,110,484
	valued at $1,166,260. Repurchase proceeds are $1,110,978.)
1,110,484	Lehman Brothers, 5.400%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by various corporate bonds,
	valued at $1,221,634. Repurchase proceeds are $1,110,984.)				1,110,484
2,554,114	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $2,606,406.
	Repurchase proceeds are $2,555,221.)				2,554,114
446,282	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by Fannie Mae Collateralized
	Mortgage Obligations, valued at $455,418.
	Repurchase proceeds are $446,475.)				446,282
1,665,726	Morgan Stanley, 5.200%, Dated 09/28/07, Due 10/01/07,
	(Collateralized by a Fannie Mae Collateralized
	Mortgage Obligation, valued at $1,705,526.
	Repurchase proceeds are $1,666,448.)				1,665,726
Shares					6,887,090
MONEY MARKET INVESTMENTS: 0.7%
15,056	AIM Short-Term Liquid Assets Portfolio - Institutional Class				15,056
6,231	Federated Prime Obligations Fund				6,231
333,145	The Reserve Primary Fund				333,145
					354,432
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $9,127,899)					9,126,005
Total Investments (Cost $63,592,739) - 115.7%					63,767,360
Liabilities in Excess of Other Assets - (15.7)%					(8,673,235)
TOTAL NET ASSETS - 100.0%					$55,094,125

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or portion of this security is out on loan at September 30, 2007.
ADR	American Depository Receipt

Rochdale Darwin Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 100.2%
Biotechnology - 13.6%
5,027	Cephalon, Inc. (a)	$367,272
13,145	LifeCell Corp. (a)	493,858
15,248	Millennium Pharmaceuticals, Inc. (a)	154,767
16,269	PDL BioPharma, Inc. (a)	351,573
5,303	United Therapeutics Corp. (a)	352,862
5,568	Vertex Pharmaceuticals Inc. (a)	213,867
		1,934,199
Health Care Distributors - 2.4%
5,626	Henry Schein, Inc. (a)	342,286
Health Care Equipment - 34.3%
21,478	American Medical Systems Holdings, Inc. (a)	364,052
4,154	Beckman Coulter, Inc.	306,399
30,743	Conceptus Inc. (a)	583,502
7,129	Edwards Lifesciences Corp. (a)	351,531
2,004	Gen-Probe Inc. (a)	133,426
4,104	Hillenbrand Industries, Inc.	225,802
9,153	Hologic, Inc. (a)	558,333
1,800	IDEXX Laboratories, Inc. (a)	197,262
1,820	Intuitive Surgical, Inc. (a)	418,600
34,486	Micrus Endovascular Corp. (a)	630,059
8,368	Natus Medical Inc. (a)	133,386
3,696	ResMed Inc. (a)	158,448
4,289	Respironics, Inc. (a)	206,001
23,506	Volcano Corp. (a)	386,439
2,665	Zimmer Holdings, Inc. (a)	215,838
		4,869,078
Health Care Facilities - 7.3%
4,679	Community Health Systems Inc. (a)	147,108
8,800	Health Management Associates, Inc. - Class A	61,072
10,681	Psychiatric Solutions, Inc. (a)	419,550
4,906	Universal Health Services, Inc. - Class B	266,984
3,400	VCA Antech, Inc. (a)	141,950
		1,036,664
Health Care Services - 14.2%
11,364	Amedisys, Inc. (a)	436,605
3,733	DaVita, Inc. (a)	235,851
8,333	Healthways, Inc. (a)	449,732
4,905	Lincare Holdings Inc. (a)	179,768
6,883	Omnicare, Inc.	228,034
7,558	Pediatrix Medical Group, Inc. (a)	494,444
		2,024,434
Health Care Supplies - 3.8%
11,181	Dentsply International, Inc.	465,577
2,068	Immucor, Inc. (a)	73,931
		539,508
Health Care Technology - 1.1%
2,615	Cerner Corp. (a)	156,403
Leisure Facilities - 2.1%
4,849	Life Time Fitness, Inc. (a)	297,438
Rochdale Darwin Portfolio
Schedule of Investments
September 30, 2007 (Unaudited), Continued

Shares		Value
Life Sciences Tools & Services - 8.1%
2,638	Affymetrix, Inc. (a)	$66,926
3,011	Charles River Laboratories International, Inc. (a)	169,068
2,701	Covance Inc. (a)	210,408
2,985	Invitrogen Corp. (a)	243,964
13,906	MDS Inc.	299,674
4,404	Pharmaceutical Product Development, Inc.	156,078
		1,146,118
Managed Health Care - 8.4%
15,565	Centene Corp. (a)	334,803
6,352	Health Net Inc. (a)	343,326
9,632	Magellan Health Services, Inc. (a)	390,866
1,200	WellCare Health Plans, Inc. (a)	126,516
		1,195,511
Pharmaceuticals - 2.0%
4,600	Perrigo Co.	98,210
6,588	Sepracor Inc. (a)	181,170
		279,380
Restaurants - 2.9%
57,921	Jamba, Inc. (a)	407,185
TOTAL COMMON STOCKS (Cost $13,174,540)		14,228,204
SHORT TERM INVESTMENT - 0.0%
Money Market Investment - 0.0%
3,880	First American Prime Obligations Fund	3,880
TOTAL SHORT TERM INVESTMENT (Cost $3,880)		3,880
Total Investments (Cost $13,178,420) - 100.2%		14,232,084
SECURITIES SOLD SHORT - (3.5%)
8,541	Medicis Pharmaceutical Corp. - Class A	(260,586)
3,325	Stryker Corp.	(228,627)
Total Securities Sold Short (Proceeds $483,426)		(489,213)
Other Assets in Excess of Other Liabilities - 3.3%		466,123
TOTAL NET ASSETS - 100.0%		$14,208,994

Percentages are stated as a percent of net assets.

(a) Non Income Producing

The cost basis of investments for federal income tax purposes as of September 30, 2007 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$63,623,607	$71,191,706	$64,957,764	$73,946,059
GROSS UNREALIZED APPRECIATION	7,888,612	12,012,246	5,654,409	10,301,431
GROSS UNREALIZED DEPRECIATION	(504,271)	(1,396,272)	(2,147,223)	(2,819,078)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$7,384,341	$10,615,974	$3,507,186	$7,482,353

	Dividend & Income	Intermediate Fixed Income	Darwin
COST OF INVESTMENTS	$67,673,545	$63,592,739	$13,178,420
GROSS UNREALIZED APPRECIATION	12,458,928	492,017	1,922,911
GROSS UNREALIZED DEPRECIATION	(3,263,575)	(317,396)	(869,249)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$9,195,353	$174,621	$1,053,662

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Rochdale Investment Trust

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date                      11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date                      11/28/07

By (Signature and Title)   /s/ Edmund L. Towers
                                                   Edmund L. Towers, Treasurer

Date                      11/28/07